Related party disclosures - Summary of Total Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation of key management personnel [abstract]
Short-term employment benefits	$ 19.3	$ 10.5	$ 15.8
Contributions to defined contribution pension plans	0.5	0.3	0.5
Equity compensation benefits	8.1	2.3	12.1
Total compensation of key management personnel	$ 27.9	$ 13.1	$ 28.4